INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
Acquisition-related intangible assets consisted of the following as of January 31, 2026 and 2025:

	January 31, 2026
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Customer relationships	4,833	(453)	4,380
Distribution network	2,000	(2,000)	—
Total intangible assets	$59,951	$(55,571)	$4,380

	January 31, 2025
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Distribution network	2,000	(2,000)	—
Total intangible assets	$55,118	$(55,118)	$—

Total amortization expense recorded for acquisition-related intangible assets was $0.5 million, $0.3 million and $0.4 million for the years ended January 31, 2026, 2025, and 2024, respectively.
Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2027	$604
2028	604
2029	604
2030	604
2031	604
Thereafter	1,360
Total	$4,380

No impairments of acquired intangible assets were recorded during the years ended January 31, 2026, 2025 and 2024. We wrote-off fully amortized and no longer in use intangibles in the amount of $1.5 million during the year ended January 31, 2025.

The change in the net carrying amount of goodwill activity for the years ended January 31, 2026 and 2025 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2024	$126,563
Foreign currency translation	(415)
Goodwill at January 31, 2025	$126,148
Business combination	191
Foreign currency translation	266
Goodwill at January 31, 2026	$126,605

No goodwill impairment was identified for the years ended January 31, 2026, 2025 and 2024.